UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios


This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MODERATELY   MODERATELY
                                                        AGGRESSIVE        CONSERVATIVE     MODERATE        AGGRESSIVE   CONSERVATIVE
                                                        PROFILE II       PROFILE II       PROFILE II       PROFILE II   PROFILE II
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO    PORTFOLIO
                                                       --------------   --------------   --------------   -------------- -----------
                                                       --------------   --------------   --------------   -------------- -----------
ASSETS:

    Investments in securities, market value  (1)     $   415,983,385  $   153,091,971  $   668,919,225  $    56,016,333 $ 12,411,445
                                                       --------------   --------------   --------------   -------------- -----------
                                                       --------------   --------------   --------------   -------------- -----------

LIABILITIES:

    Due to investment adviser                                  8,890            3,130           14,282            1,348          283
                                                       --------------   --------------   --------------   -------------- -----------
                                                       --------------   --------------   --------------   -------------- -----------

NET ASSETS                                           $   415,974,495  $   153,088,841  $   668,904,943  $    56,014,985 $ 12,411,162
                                                       ==============   ==============   ==============   ============== ===========
                                                       ==============   ==============   ==============   ============== ===========

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                    $     5,589,565  $     1,635,786  $     8,135,475  $       732,726 $    148,964
    Additional paid-in capital                           419,489,589      147,125,656      641,893,658       79,549,831   16,290,349
    Net unrealized appreciation on investments            23,872,162        2,951,293       32,528,620        1,235,648      401,647
    Undistributed net investment income                       30,744           16,195           66,190           27,573        7,944
    Accumulated net realized gain (loss) on investments  (33,007,565)       1,359,911      (13,719,000)     (25,530,793) (4,437,742)
                                                       --------------   --------------   --------------   -------------- -----------
                                                       --------------   --------------   --------------   -------------- -----------

NET ASSETS                                           $   415,974,495  $   153,088,841  $   668,904,943  $    56,014,985 $ 12,411,162
                                                       ==============   ==============   ==============   ============== ===========
                                                       ==============   ==============   ==============   ============== ===========

NET ASSET VALUE PER OUTSTANDING SHARE                $          7.44  $          9.36  $          8.22  $          7.64 $       8.33
                                                       ==============   ==============   ==============   ============== ===========
                                                       ==============   ==============   ==============   ============== ===========
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                           200,000,000      150,000,000      200,000,000      150,000,000  150,000,000
    Outstanding                                           55,895,647       16,357,859       81,354,753        7,327,261    1,489,644

(1)  Cost of investments in securities:              $   392,111,223  $   150,140,678  $   636,390,605  $    54,780,685 $ 12,009,798

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    MODERATELY       MODERATELY
                                                  AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                  PROFILE II       PROFILE II      PROFILE II       PROFILE II       PROFILE II
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

INVESTMENT INCOME:
Income distributions received                 $        443,202 $      2,081,863 $     5,233,833  $       316,976  $       123,757
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

EXPENSES:

Management fees                                        182,085           71,195         301,012           25,172            5,701
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

NET INVESTMENT INCOME                                  261,117        2,010,668       4,932,821          291,804          118,056
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments             (8,861,922)       2,114,665      (4,397,458)      (1,986,714)        (194,418)
Change in net unrealized appreciation on            49,034,808        4,316,917      51,140,136        6,194,229          879,337
   investments
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

Net realized and unrealized gain on                 40,172,886        6,431,582      46,742,678        4,207,515          684,919
   investments
                                                ---------------  ---------------  --------------   --------------   --------------
                                                ---------------  ---------------  --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                               $     40,434,003 $      8,442,250 $    51,675,499  $     4,499,319  $       802,975
                                                ===============  ===============  ==============   ==============   ==============
                                                ===============  ===============  ==============   ==============   ==============

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                AGGRESSIVE PROFILE II        CONSERVATIVE PROFILE II        MODERATE PROFILE II
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                               --------------------------   --------------------------   --------------------------
                                               --------------------------   --------------------------   --------------------------
                                                  2003          2002           2003          2002           2003          2002
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               --------------------------   --------------------------   --------------------------
                                                 UNAUDITED                    UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                     $   261,117 $   1,869,046  $   2,010,668 $   3,000,611  $   4,932,821 $   8,554,250
     Net realized gain (loss) on investments    (8,861,922)  (20,661,872)     2,114,665    (1,732,348)    (4,397,458)  (10,523,140)
     Capital gain distributions received                       4,362,770                    1,273,513                    6,150,552
     Change in net unrealized appreciation on   49,034,808   (19,109,671)     4,316,917    (1,121,714)    51,140,136   (16,842,185)
        investments
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Net increase (decrease) in net assets       40,434,003   (33,539,727)     8,442,250     1,420,062     51,675,499   (12,660,523)
       resulting from operations

                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

DISTRIBUTIONS:

     From net investment income                   (265,681)   (1,833,251)    (2,012,346)   (2,982,601)    (4,940,155)   (8,480,625)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares          63,040,309   361,200,563     29,635,544   142,573,285    109,751,306   606,667,815
     Reinvestment of distributions                 265,681     1,833,738      2,012,346     2,982,738      4,940,155     8,480,726
     Redemptions of shares                     (54,625,563)  (57,663,364)   (23,048,520)  (22,705,091)   (88,081,565)  (65,868,473)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Net increase in net assets resulting        8,680,427   305,370,937      8,599,370   122,850,932     26,609,896   549,280,068
        from share transactions

                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Total increase in net assets               48,848,749   269,997,959     15,029,274   121,288,393     73,345,240   528,138,920

NET ASSETS:
     Beginning of period                       367,125,746    97,127,787    138,059,567    16,771,174    595,559,703    67,420,783
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     End of period  (1)                      $ 415,974,495 $ 367,125,746  $ 153,088,841 $ 138,059,567  $ 668,904,943 $ 595,559,703
                                               ============  ============   ============  ============   ============  ============
                                               ============  ============   ============  ============   ============  ============

OTHER INFORMATION:

SHARES:

     Sold                                        9,384,689    50,908,076      3,257,697    15,829,858     14,211,237    77,612,080
     Issued in reinvestment of                      35,662       272,202        214,994       333,441        600,992     1,105,916
        distributions
     Redeemed                                   (8,154,195)   (8,222,740)    (2,535,613)   (2,524,203)   (11,459,007)   (8,516,401)
                                               ------------  ------------   ------------  ------------   ------------  ------------
                                               ------------  ------------   ------------  ------------   ------------  ------------

     Net increase                                1,266,156    42,957,538        937,078    13,639,096      3,353,222    70,201,595
                                               ============  ============   ============  ============   ============  ============
                                               ============  ============   ============  ============   ============  ============

(1)  Including undistributed net             $      30,744 $      35,308  $      16,195 $      17,873  $      66,190 $      73,524

                                                                                                                        (Continued)

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                   MODERATELY AGGRESSIVE              MODERATELY CONSERVATIVE
                                                                   PROFILE II PORTFOLIO                 PROFILE II PORTFOLIO
                                                              -----------------------------        ------------------------------
                                                              -----------------------------        ------------------------------
                                                                 2003            2002                 2003             2002
                                                              ------------   --------------        ------------    --------------
                                                              -----------------------------        ------------------------------
                                                                UNAUDITED                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                  $     291,804  $     1,396,325       $     118,056   $       673,870
     Net realized gain (loss) on investments                   (1,986,714)     (18,584,528)           (194,418)       (3,346,717)
     Capital gain distributions received                                           603,519                               136,793
     Change in net unrealized appreciation on investments       6,194,229          975,570             879,337           354,064
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net increase (decrease) in net assets resulting from       4,499,319      (15,609,114)            802,975        (2,181,990)
        operations
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

DISTRIBUTIONS:

     From net investment income                                  (292,419)      (1,367,847)           (118,192)         (665,712)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                          7,481,197       48,083,477           2,218,795        15,039,209
     Reinvestment of distributions                                292,419        1,368,137             118,192           665,790
     Redemptions of shares                                     (6,552,828)     (63,251,796)         (2,534,115)      (21,661,050)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net increase (decrease) in net assets resulting            1,220,788      (13,800,182)           (197,128)       (5,956,051)
       from share transactions

                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Total increase (decrease) in net assets                    5,427,688      (30,777,143)            487,655        (8,803,753)

NET ASSETS:
     Beginning of period                                       50,587,297       81,364,440          11,923,507        20,727,260
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     End of period  (1)                                     $  56,014,985  $    50,587,297       $  12,411,162   $    11,923,507
                                                              ============   ==============        ============    ==============
                                                              ============   ==============        ============    ==============
                                                                        0                0                   0                 0
OTHER INFORMATION:

SHARES:

     Sold                                                       1,040,005        6,036,467             276,222         1,775,999
     Issued in reinvestment of distributions                       38,225          186,159              14,189            82,627
     Redeemed                                                    (925,684)      (8,847,091)           (319,845)       (2,717,468)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net increase                                                 152,546       (2,624,465)            (29,434)         (858,842)
                                                              ============   ==============        ============    ==============
                                                              ============   ==============        ============    ==============

(1)  Including undistributed (overdistributed)              $      27,573  $        28,188       $       7,944   $         8,080
     net investment income
                                                                                                                      (Concluded)

See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                             Ended
                                             Six Months      Year Ended December 31,       December 31,
                                               Ended     --------------------------------  -------------
                                                         --------------------------------  -----------
                                             June 30, 2003 2002        2001       2000       1999 +
                                             ----------------------  ---------  ---------  -----------
                                             ----------------------  ---------  ---------  -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period       $      6.72 $      8.32 $     9.85 $    11.01 $       9.78

Income from Investment Operations


Net investment income                                         0.04       0.03       0.30         0.02
Capital gain distributions received                           0.08       0.09       0.36         0.63
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

    Total distributions received                  0.00        0.12       0.12       0.66         0.65

Net realized and unrealized gain (loss) on        0.72       (1.68)     (1.46)     (1.32)        0.97
   investments

                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations    0.72       (1.56)     (1.34)     (0.66)        1.62
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Less Distributions


From net investment income^                       0.00       (0.04)     (0.10)     (0.30)       (0.02)
From net realized gains                                                 (0.09)     (0.20)       (0.37)
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Total Distributions                                          (0.04)     (0.19)     (0.50)       (0.39)
                                             ----------  ----------  ---------  ---------  -----------
                                             ----------  ----------  ---------  ---------  -----------

Net Asset Value, End of Period             $      7.44 $      6.72 $     8.32 $     9.85 $      11.01
                                             ==========  ==========  =========  =========  ===========
                                             ==========  ==========  =========  =========  ===========


Total Return                                    10.78% o   (18.82%)   (13.37%)    (6.15%)      16.72% o

Net Assets, End of Period ($000)           $   415,974 $   367,126 $   97,128 $   56,990 $      2,196

Ratio of Expenses to Average Net Assets #        0.10% *     0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average Net    0.14% *     1.00%      0.78%      0.60%        1.63% *
  Assets

Portfolio Turnover Rate                         82.22% o    73.73%     50.89%    175.29%      114.40% o



 + The portfolio commenced operations on September 16, 1999.


 ^ Amounts distributed in the first six months of 2003 were less than $.01 per share.


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                             (Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended

                                              Six Months   Year Ended December 31,        December 31,
                                                Ended     -------------------------------   ------------
                                                          -------------------------------   ----------
                                              June 30, 2003 2002       2001       2000       1999 +
                                              ---------------------  ---------  ---------   ----------
                                              ---------------------  ---------  ---------   ----------
                                                   UNAUDITED

Net Asset Value, Beginning of Period        $      8.95 $     9.41 $     9.81 $    10.23  $      9.91

Income from Investment Operations


Net investment income                              0.12       0.33       0.38       0.44         0.12
Capital gain distributions received                           0.08       0.04       0.12         0.18
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.12       0.41       0.42       0.56         0.30

Net realized and unrealized gain (loss) on         0.41      (0.54)     (0.36)     (0.45)        0.19
   investments

                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income From Investment Operations            0.53      (0.13)      0.06       0.11         0.49
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.12)     (0.33)     (0.42)     (0.44)       (0.12)
From net realized gains                                                 (0.04)     (0.09)       (0.05)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.12)     (0.33)     (0.46)     (0.53)       (0.17)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      9.36 $     8.95 $     9.41 $     9.81  $     10.23
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                      5.97% o   (1.42%)     0.60%      0.95%        5.00% o

Net Assets, End of Period ($000)            $   153,089 $  138,060 $   16,771 $    4,889  $       739

Ratio of Expenses to Average Net Assets #         0.10% *    0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average Net Asse2.83% *    5.39%      5.16%      5.98%        8.24% *

Portfolio Turnover Rate                         115.34% o   49.35%     66.37%     88.50%      176.32% o


 + The portfolio commenced operations on September 30, 1999.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                              (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended

                                              Six Months    Year Ended December 31,        December 31,
                                                Ended    -------------------------------   ------------
                                                          -------------------------------   ----------
                                              June 30, 2003 2002       2001       2000       1999 +
                                              ---------------------  ---------  ---------   ----------
                                              ---------------------  ---------  ---------   ----------
                                                   UNAUDITED

Net Asset Value, Beginning of Period        $      7.64 $     8.64 $     9.61 $    10.37  $      9.79

Income from Investment Operations


Net investment income                              0.06       0.17       0.20       0.37         0.07
Capital gain distributions received                           0.08       0.07       0.22         0.35
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.06       0.25       0.27       0.59         0.42

Net realized and unrealized gain (loss) on         0.58      (1.08)     (0.92)     (0.81)        0.41
   investments

                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     0.64      (0.83)     (0.65)     (0.22)        0.83
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.06)     (0.17)     (0.25)     (0.37)       (0.07)
From net realized gains                                                 (0.07)     (0.17)       (0.18)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.06)     (0.17)     (0.32)     (0.54)       (0.25)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      8.22 $     7.64 $     8.64 $     9.61  $     10.37
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                      8.39% o   (9.63%)    (6.74%)    (2.19%)       8.47% o

Net Assets, End of Period ($000)            $   668,905 $  595,560 $   67,421 $   34,931  $     2,706

Ratio of Expenses to Average Net Assets #         0.10% *    0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average Net Asse1.64% *    3.62%      2.77%      3.98%        5.72% *

Portfolio Turnover Rate                         120.27% o   45.84%     67.24%    172.40%      113.22% o


 + The portfolio commenced operations on September 16, 1999.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                              (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended

                                              Six Months    Year Ended December 31,        December 31,
                                                Ended     -------------------------------   ------------
                                                          -------------------------------   ----------
                                              June 30, 2003 2002       2001       2000       1999 +
                                              ---------------------  ---------  ---------   ----------
                                              ---------------------  ---------  ---------   ----------
                                                   UNAUDITED

Net Asset Value, Beginning of Period        $      7.05 $     8.30 $     9.59 $    10.71  $      9.86

Income from Investment Operations


Net investment income                              0.04       0.15       0.13       0.33         0.05
Capital gain distributions received                           0.08       0.08       0.28         0.39
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.04       0.23       0.21       0.61         0.44

Net realized and unrealized gain (loss) on         0.59      (1.33)     (1.24)     (1.22)        0.68
   investments

                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     0.63      (1.10)     (1.03)     (0.61)        1.12
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.04)     (0.15)     (0.19)     (0.33)       (0.05)
From net realized gains                                                 (0.07)     (0.18)       (0.22)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.04)     (0.15)     (0.26)     (0.51)       (0.27)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      7.64 $     7.05 $     8.30 $     9.59  $     10.71
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                      8.94% o  (13.29%)   (10.74%)    (5.77%)      11.41% o

Net Assets, End of Period ($000)            $    56,015 $   50,587 $   81,364 $   44,686  $     3,765

Ratio of Expenses to Average Net Assets #         0.10% *    0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average Net Asse1.16% *    1.68%      1.96%      2.29%        4.76% *

Portfolio Turnover Rate                         108.62% o  155.78%     50.92%    161.22%      105.09% o


 + The portfolio commenced operations on September 16, 1999.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                              (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                             Period
                                                                                              Ended

                                              Six Months   Year Ended December 31,        December 31,
                                                Ended     -------------------------------   ------------
                                                          -------------------------------   ----------
                                              June 30, 2003 2002       2001       2000       1999 +
                                              ---------------------  ---------  ---------   ----------
                                              ---------------------  ---------  ---------   ----------
                                                   UNAUDITED

Net Asset Value, Beginning of Period        $      7.85 $     8.72 $     9.59 $    10.32  $      9.79

Income from Investment Operations


Net investment income                              0.08       0.33       0.28       0.38         0.09
Capital gain distributions received                           0.09       0.05       0.15         0.27
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

    Total distributions received                   0.08       0.42       0.33       0.53         0.36

Net realized and unrealized gain (loss) on         0.48      (0.97)     (0.84)     (0.78)        0.38
   investments

                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Income (Loss) From Investment Operations     0.56      (0.55)     (0.51)     (0.25)        0.74
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Less Distributions

From net investment income                        (0.08)     (0.32)     (0.31)     (0.38)       (0.09)
From net realized gains                                                 (0.05)     (0.10)       (0.12)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Total Distributions                               (0.08)     (0.32)     (0.36)     (0.48)       (0.21)
                                              ----------  ---------  ---------  ---------   ----------
                                              ----------  ---------  ---------  ---------   ----------

Net Asset Value, End of Period              $      8.33 $     7.85 $     8.72 $     9.59  $     10.32
                                              ==========  =========  =========  =========   ==========
                                              ==========  =========  =========  =========   ==========


Total Return                                      7.14% o   (6.26%)    (5.38%)    (2.35%)       7.54% o

Net Assets, End of Period ($000)            $    12,411 $   11,924 $   20,727 $    9,205  $       908

Ratio of Expenses to Average Net Assets #         0.10% *    0.10%      0.10%      0.10%        0.10% *

Ratio of Net Investment Income to Average Net Asse2.05% *    3.04%      3.58%      4.28%        7.54% *

Portfolio Turnover Rate                         125.63% o  157.51%     58.68%    103.51%       84.96% o


 + The portfolio commenced operations on September 27, 1999.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized                                                                               (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services and for the Profile Portfolios of the Fund.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the year ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile II Portfolio                          $  172,498,961   $ 163,830,239
     Conservative Profile II Portfolio                            97,890,308      89,237,604
     Moderate Profile II Portfolio                               421,271,913     394,503,867
     Moderately Aggressive Profile II Portfolio                   31,060,036      29,829,991
     Moderately Conservative Profile II Portfolio                  7,901,979       8,094,922

3. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 were as follows:

                                  Cost For                                           Net
                                   Income                                         Unrealized
                                    Tax            Gross            Gross        Appreciation
                                  Purposes      Appreciation     Depreciation    (Depreciation)
                                -------------   -------------    ------------    -------------
     Aggressive Profile II
        Portfolio            $   402,687,460  $   14,496,071  $  (1,200,146)     $13,295,925

     Conservative Profile
        II Portfolio             150,502,110       2,619,081        (29,220)       2,589,861

     Moderate Profile II
        Portfolio                644,686,985      24,323,626        (91,385)      24,232,241

     Moderately Aggressive
        Profile II Portfolio      60,872,294         674,829     (5,530,789)      (4,855,961)

     Moderately Conservative
        Profile II Portfolio      13,056,283         148,143       (794,978)        (646,834)

4. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                                    2009            2010
                                                                 ------------    ------------
     Aggressive Profile II Portfolio                            $  2,015,279   $  10,823,798
     Conservative Profile II Portfolio                                     0               0
     Moderate Profile II Portfolio                                 1,047,893         867,925
     Moderately Aggressive Profile II Portfolio                    1,838,878      11,055,485
     Moderately Conservative Profile II Portfolio                    333,903       1,576,663

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      As of June 30, 2003, there were 46 Funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Portfolio, is included on the following pages:

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     06/30/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Aggressive Profile II
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             3,346,276    36,360,767   $ 23,324,121  $   3,027,377     (464,843)  $     42,000 $  63,880,414
        Maxim Index 600
        Portfolio                   1,621,224             0      2,323,019         55,031        3,711         11,258    11,397,205
        Maxim INVESCO ADR
        Portfolio                   3,393,619    30,723,747      9,530,570      2,548,742     (336,820)            0     40,927,043
        Maxim INVESCO

        Small-Cap Growth            1,296,014    14,655,919      1,512,446      1,134,530      (27,603)            0     16,874,104
        Portfolio
        Maxim Janus Large Cap
        Growth Portfolio            3,899,204             0      39,228,307       215,743        4,268        12,394     39,966,839
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   1,773,038     25,226,769     2,193,851      3,031,179     (538,773)         9,373    27,872,161
        Maxim MFS

        International Growth        3,896,745             0      39,215,374       212,900        7,112             0     40,292,342
        Portfolio
        Maxim T. Rowe Price
        MidCap Growth Portfolio     4,517,944     53,368,633     6,022,671      6,234,647    (1,058,433)           0     63,838,544
        Maxim Templeton
        International Equity
        Portfolio                   4,309,582     30,764,163     9,163,779      2,568,221     (356,299)             0    41,070,313

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002        Cost        Sales Cost      (Loss)       Received     06/30/2003
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Federated Bond

        Portofolio                  1,892,574             0   $  19,086,634 $     158,732           693  $     30,825  $ 18,906,810
        Maxim Global Bond
        Portfolio                   1,759,073     17,477,246     3,640,418      2,745,437      176,869             0     18,822,082
        Maxim Janus High Yield
        Bond Portfolio              1,890,745             0      19,068,318       158,893           533        12,509    19,077,614
        Maxim Janus Large Cap
        Growth Portfolio            1,511,642             0      15,249,650       124,973         2,567         5,003    15,494,331
        Maxim Short Duration
        Bond Portfolio              3,603,487     34,909,636     13,061,148    10,402,338        35,550       823,198    37,944,725
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,527,274     17,443,028     4,167,809      2,664,888       67,297        368,598    18,907,647


                                                 Market                                     Realized                    Market
                                    Shares         Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2002       Cost        Sales Cost      (Loss)       Received     06/30/2003
     ---------------------------    ----------   -----------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile II
       Portfolio

     ---------------------------
     ---------------------------
        Maxim Ariel MidCap

        Value Portfolio             2,763,364    24,287,748  $  23,214,574 $   2,310,855     (339,981)  $     34,653  $ 52,752,626
        Maxim Federated Bond
        Portfolio                   4,031,200            0      40,467,752       151,549          858         65,746    40,271,686
        Maxim Global Bond
        Portfolio                   3,746,818    53,408,489     43,839,425    19,464,786    1,169,227        480,030    40,090,955
        Maxim Index 600
        Portfolio                   1,193,388            0      7,700,822         27,007         2,011         8,280     8,389,515
        Maxim INVESCO ADR
        Portfolio                   2,802,328    29,472,636       526,151     13,694,177    (1,290,525)           0     33,796,076
        Maxim INVESCO
        Small-Cap Growth            1,153,404    12,175,522       226,245        808,878      (13,483)            0     15,017,325
        Portfolio
        Maxim Janus High Yield
        Bond Portfolio              4,027,311            0      40,428,687       151,779           629        26,681    40,635,563
        Maxim Janus Large Cap
        Growth Portfolio            6,439,453            0      64,664,548       238,274         5,578        21,339    66,004,395
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   1,461,948    20,125,505     2,227,612      2,220,042     (344,563)         7,722    22,981,816
        Maxim MFS
        International Growth        3,217,839            0      32,321,605       117,253         4,673            0     33,272,457
        Portfolio
        Maxim Short Duration
        Bond Portfolio              9,210,618    30,479,481     70,137,004     3,932,307       27,514        759,657    96,987,802
        Maxim T. Rowe Price
        Equity/Income Portfolio     4,584,591    49,546,023     35,388,213    22,760,762    (2,827,793)      471,356    68,310,413
        Maxim T. Rowe Price
        MidCap Growth Portfolio     3,730,864    23,481,609     23,036,610     2,122,813     (220,378)             0    52,717,108
        Maxim Templeton
        International Equity
        Portfolio                   3,558,724    29,506,650     13,691,971    13,792,743    (1,135,641)            0    33,914,641
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   3,253,135    53,302,993     5,721,529     18,606,219      347,449        873,075    40,273,816



Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   3,346,276     Maxim Ariel MidCap Value Portfolio                        $     63,880,414
   2,699,269     Maxim Ariel Small-Cap Value Portfolio                           28,504,278
   1,621,224     Maxim Index 600 Portfolio                                       11,397,205
   3,393,619     Maxim INVESCO ADR Portfolio                                     40,927,043
   1,296,014     Maxim INVESCO Small-Cap Growth Portfolio                        16,874,104
   3,899,204     Maxim Janus Large Cap Growth Portfolio                          39,966,839
   1,773,038     Maxim Loomis Sayles Small-Cap Value Portfolio                   27,872,161
   3,896,745     Maxim MFS International Growth Portfolio                        40,292,342
   2,775,848     Maxim T. Rowe Price Equity/Income Portfolio                     41,360,142
   4,517,944     Maxim T. Rowe Price MidCap Growth Portfolio                     63,838,544
   4,309,582     Maxim Templeton International Equity Portfolio                  41,070,313
                                                                              --------------
                                                                              --------------

Total Aggressive Profile II Portfolio                                      $    415,983,385
                                                                              ==============
                                                                              ==============
(Cost of Investments $392,111,223)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   1,892,574     Maxim Federated Bond Portfolio                            $     18,906,810
   1,759,073     Maxim Global Bond Portfolio                                     18,822,082
     219,722     Maxim INVESCO ADR Portfolio                                      2,649,850
   1,890,745     Maxim Janus High Yield Bond Portfolio                           19,077,614
   1,511,642     Maxim Janus Large Cap Growth Portfolio                          15,494,331
     250,785     Maxim MFS International Growth Portfolio                         2,593,118
   3,603,487     Maxim Short Duration Bond Portfolio                             37,944,725
   1,076,287     Maxim T. Rowe Price Equity/Income Portfolio                     16,036,674
     279,026     Maxim Templeton International Equity Portfolio                   2,659,120
   1,527,274     Maxim U.S. Government Mortgage Securities Portfolio             18,907,647
                                                                              --------------
                                                                              --------------

Total Conservative Profile II Portfolio                                    $    153,091,971
                                                                              ==============
                                                                              ==============
(Cost of Investments $150,140,678)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Moderate Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   2,763,364     Maxim Ariel MidCap Value Portfolio                        $     52,752,626
   2,225,666     Maxim Ariel Small-Cap Value Portfolio                           23,503,031
   4,031,200     Maxim Federated Bond Portfolio                                  40,271,686
   3,746,818     Maxim Global Bond Portfolio                                     40,090,955
   1,193,388     Maxim Index 600 Portfolio                                        8,389,515
   2,802,328     Maxim INVESCO ADR Portfolio                                     33,796,076
   1,153,404     Maxim INVESCO Small-Cap Growth Portfolio                        15,017,325
   4,027,311     Maxim Janus High Yield Bond Portfolio                           40,635,563
   6,439,453     Maxim Janus Large Cap Growth Portfolio                          66,004,395
   1,461,948     Maxim Loomis Sayles Small-Cap Value Portfolio                   22,981,816
   3,217,839     Maxim MFS International Growth Portfolio                        33,272,457
   9,210,618     Maxim Short Duration Bond Portfolio                             96,987,802
   4,584,591     Maxim T. Rowe Price Equity/Income Portfolio                     68,310,413
   3,730,864     Maxim T. Rowe Price MidCap Growth Portfolio                     52,717,108
   3,558,724     Maxim Templeton International Equity Portfolio                  33,914,641
   3,253,135     Maxim U.S. Government Mortgage Securities Portfolio             40,273,816
                                                                              --------------
                                                                              --------------

Total Moderate Profile II Portfolio                                        $    668,919,225
                                                                              ==============
                                                                              ==============
(Cost of Investments $636,390,605)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                Moderately Aggressive Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     230,099     Maxim Ariel MidCap Value Portfolio                        $      4,392,590
     185,329     Maxim Ariel Small-Cap Value Portfolio                            1,957,076
     335,521     Maxim Federated Bond Portfolio                                   3,351,852
     311,826     Maxim Global Bond Portfolio                                      3,336,543
     101,873     Maxim Index 600 Portfolio                                          716,166
     388,784     Maxim INVESCO ADR Portfolio                                      4,688,736
      94,683     Maxim INVESCO Small-Cap Growth Portfolio                         1,232,769
     335,209     Maxim Janus High Yield Bond Portfolio                            3,382,254
     670,127     Maxim Janus Large Cap Growth Portfolio                           6,868,799
     121,717     Maxim Loomis Sayles Small-Cap Value Portfolio                    1,913,391
     446,921     Maxim MFS International Growth Portfolio                         4,621,163
     477,086     Maxim T. Rowe Price Equity/Income Portfolio                      7,108,579
     310,625     Maxim T. Rowe Price MidCap Growth Portfolio                      4,389,133
     493,745     Maxim Templeton International Equity Portfolio                   4,705,392
     270,750     Maxim U.S. Government Mortgage Securities Portfolio              3,351,890

Total Moderately Aggressive Profile II Portfolio                           $     56,016,333
                                                                              ==============
                                                                              ==============
(Cost of Investments $54,780,685)




Schedule of Investments
June 30, 2003

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile II Portfolio

Common Stock

Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      34,610     Maxim Ariel MidCap Value Portfolio                        $        660,711
     121,141     Maxim Federated Bond Portfolio                                   1,210,198
     112,590     Maxim Global Bond Portfolio                                      1,204,713
      52,655     Maxim INVESCO ADR Portfolio                                        635,014
     121,031     Maxim Janus High Yield Bond Portfolio                            1,221,203
     120,973     Maxim Janus Large Cap Growth Portfolio                           1,239,972
      60,460     Maxim MFS International Growth Portfolio                           625,157
     172,997     Maxim Short Duration Bond Portfolio                              1,821,651
      86,115     Maxim T. Rowe Price Equity/Income Portfolio                      1,283,114
      46,720     Maxim T. Rowe Price MidCap Growth Portfolio                        660,160
      66,872     Maxim Templeton International Equity Portfolio                     637,294
      97,759     Maxim U.S. Government Mortgage Securities Portfolio              1,210,260
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile II Portfolio                         $     12,409,447
                                                                              ==============
                                                                              ==============
(Cost of Investments $12,009,798)

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003